Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As at December 31, 2023 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	21,224	6,885	1,160	15,499
Distribution	13,511	4,598	206	9,119
Communication	1,321	1,114	49	256
Administration and service	2,334	1,130	80	1,284
Easements	718	119	—	599
	39,108	13,846	1,495	26,757

As at December 31, 2022 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	20,162	6,641	938	14,459
Distribution	12,707	4,380	107	8,434
Communication	1,299	1,046	71	324
Administration and service	2,120	1,065	85	1,140
Easements	701	88	—	613
	36,989	13,220	1,201	24,970